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                                              HARTFORD LIFE



                                         Lynn Higgins
                                         Senior Legal Assistant


July 5, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Seven - Hartford Leaders Solution
      File No. 333-69475

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 14 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on June 20, 2001.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins